File No. 333-31644

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 383
              E-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                FIBER OPTICS FLEXPORTFOLIO SERIES
           GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
             GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
         SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
            WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
                      (Exact Name of Trust)

                   FIRST TRUST PORTFOLIOS L.P
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          FIRST TRUST PORTFOLIOS L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  June 28, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                                  19,609 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 383, e-Infrastructure FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the development of the e-infrastructure business sector. At May 16, 2002, each Unit represented a 1/19,609 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $1.384 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                         19,609
Fractional Undivided Interest in the Trust per Unit                   1/19,609
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                      $29,713
   Aggregate Value of Securities per Unit                               $1.515
   Income and Principal cash (overdraft) in the Portfolio             $(2,569)
   Income and Principal cash (overdraft) per Unit                      $(.131)
   Public Offering Price per Unit                                       $1.384
Redemption Price and Sponsor Repurchase Price Per Unit                  $1.384

Date Trust Established                                          March 7, 2000
Mandatory Termination Date                                      March 7, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00015085 per Unit, or approximately $.055 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
e-Infrastructure FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, e-Infrastructure FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, e-Infrastructure FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $170,381)                            $39,099
Dividends receivable                                                        3
Receivable from Sponsor                                                   213
                                                                      -------
TOTAL ASSETS                                                          $39,315
                                                                      =======

LIABILITIES AND NET ASSETS

Accrued liabilities                                                      $849
Cash overdraft                                                          3,405
                                                                      -------
TOTAL LIABILITIES                                                       4,254
                                                                      -------

Net assets, applicable to 21,284 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                               170,381
   Net unrealized appreciation (depreciation)                        (131,282)
   Distributable funds (deficit)                                       (3,467)
   Less organization costs                                               (391)
                                                                      -------
                                                                       35,061
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                      $39,315
                                                                      =======

Net asset value per unit                                               $1.647
                                                                      =======


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  ACCESS/INFORMATION PROVIDERS - 16%
                  ----------------------------
      155(2)      AT&T Corp                                             $2,409
       48(2)      AT&T Wireless Services, Inc.                             484
      132         Qwest Communications International Inc.                1,148
        6(3)      WorldCom, Inc. - MCI Group                                41
      164(3)      WorldCom, Inc. - WorldCom Group                        1,233

                  COMMUNICATIONS EQUIPMENT - 10%
                  ------------------------
       25         Avaya Inc.                                               134
       62         JDS Uniphase Corporation                                 301
      118         Lucent Technology Inc.                                   660
      133(4)      Nortel Networks Corporation                              674
      143         Tellabs, Inc.                                          1,467

                  COMPUTERS & PERIPHERALS - 40%
                  -----------------------
       20         Agilent Technologies, Inc.                               623
      159         Dell Computer Corporation                              3,926
      132         EMC Corporation                                        1,439
      107         Hewlett-Packard Company                                2,153
      134         Intel Corporation                                      3,826
        5         McDATA Corporation                                        79
      166         Sun Microsystems, Inc.                                 1,413

                  NETWORKING PRODUCTS - 5%
                  -------------------
      115         Cisco Systems, Inc.                                    1,641
       65         Redback Networks Inc.                                    201

                  SOFTWARE - 45%
                  --------
      126         BroadVision, Inc.                                        241
      141(4)      Check Point Software Technologies Ltd.                 3,937
       74         Inktomi Corporation                                      323
       99         Microsoft Corporation                                  5,776
      212         Oracle Corporation                                     3,523
      135         RealNetworks, Inc.                                       736
       30         VeriSign, Inc.                                           711
                                                                       -------
                  Total investments (total cost $170,381) - 116%       $39,099
                                                                       =======

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(3) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                 March 7, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                  February 28,    February 28,
                                                      2002            2001

Dividend income (net of foreign taxes withheld
   of $1 in 2002)                                     $138           $609

Expenses:
   Trustee and other service fees                     (778)          (882)
   Evaluator's fees                                   (100)          (185)
   Supervisory fees                                   (128)          (215)
   Administrative fees                                 (25)          (114)
   Sponsor retention fee                            (2,358)        (2,538)
   Tax reporting fee                                (1,083)             -
   Other expenses                                     (353)             -
                                                  ------------------------
   Total expenses                                   (4,825)        (3,934)
                                                  ------------------------
     Investment income (loss) - net                 (4,687)        (3,325)

Net gain (loss) on investments:
   Net realized gain (loss)                       (158,485)       (73,916)
   Change in net unrealized appreciation
     (depreciation)                                110,305       (241,587)
                                                  ------------------------
                                                   (48,180)      (315,503)
                                                  ------------------------

Net increase (decrease) in net assets
   resulting from operations                      $(52,867)     $(318,828)
                                                  ========================


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Period from
                                                                        March 7, 2000
                                                    Year ended        (Initial Date of
                                                     February 28,        Deposit) to
                                                       2002          February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $(4,687)             $(3,325)
   Net realized gain (loss) on investments          (158,485)             (73,916)
   Change in net unrealized appreciation
     (depreciation) on investments                   110,305             (241,587)
                                                    -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (52,867)            (318,828)
                                                    -----------------------------

Units issued                                               -              526,275
   Deferred sales charge                                   -                    -
   Organization costs                                     63                 (376)
                                                    -----------------------------
     Total                                                63              525,899
                                                    -----------------------------

Unit redemptions                                     (52,027)            (216,688)

Distributions to unit holders:
   Investment income - net                                 -                    -
   Principal from investment transactions                  -                    -
                                                    -----------------------------
     Total distributions                                   -                    -
                                                    -----------------------------
Total increase (decrease) in net assets             (104,831)              (9,617)

Net assets:
   Beginning of the period                           139,892              149,509
                                                    -----------------------------
   End of the period                                 $35,061             $139,892
                                                    ============================

Distributable funds (deficit) at end of the period  $(5,064)             $(10,703)
                                                    ============================
Trust units:
   Beginning of the period                            41,356               14,959
   Issued                                                  -               60,159
   Redemptions                                       (20,072)             (33,762)
                                                    -----------------------------
   End of the period                                  21,284               41,356
                                                    =============================


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 383, e-Infrastructure FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the development of the e-infrastructure business sector.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $604, have been paid. During 2002, it was determined that $213 should be reimbursed to the Trust by the Sponsor and such amount is included in Receivable from Sponsor.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                           $(131,282)
               Unrealized appreciation                                   -
                                                                 ---------
                                                                 $(131,282)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                  March 7, 2000
                                                               (Initial Date of
                                                 Year ended       Deposit) to
                                                February 28,     February 28,
                                                    2002              2001

Dividend Income                                    $.005              $.011
Expenses                                           (.158)             (.071)
                                                  -------------------------
     Investment income (loss) - net                (.153)             (.060)

Distributions to unit holders:
   Investment income - net                            -                  -
   Principal from investment transactions             -                  -

Net gain (loss) on investments                    (1.583)            (6.552)
                                                  -------------------------
     Total increase (decrease) in net assets      (1.736)            (6.612)

Net assets:
   Beginning of the period                         3.383              9.995
                                                  -------------------------

   End of the period                              $1.647             $3.383
                                                  =========================

Total return                                     (51.32)%
Ratio of total expenses to average net assets      6.27%
Ratio of net investment income (loss) to
   average net assets                             (6.09)%

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

              TRUSTEE:                JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

              LEGAL COUNSEL           Chapman and Cutler
              TO SPONSOR:             111 West Monroe Street
                                      Chicago, Illinois  60603

              LEGAL COUNSEL           Carter, Ledyard & Milburn
              TO TRUSTEE:             2 Wall Street
                                      New York, New York  10005

              INDEPENDENT             Deloitte & Touche LLP
              AUDITORS:               180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES
                                  30,404 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 383, Fiber Optics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in fiber optics and related industries. At May 16, 2002, each Unit represented a 1/30,404 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $.575 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                         30,404
Fractional Undivided Interest in the Trust per Unit                   1/30,404
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                      $19,806
   Aggregate Value of Securities per Unit                                $.651
   Income and Principal cash (overdraft) in the Portfolio             $(2,297)
   Income and Principal cash (overdraft) per Unit                      $(.076)
   Public Offering Price per Unit                                        $.575
Redemption Price and Sponsor Repurchase Price Per Unit                   $.575

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00015085 per Unit, or approximately $.055 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Fiber Optics FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Fiber Optics FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Fiber Optics FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002

ASSETS

Securities, at fair value (cost, $177,972)                            $24,351
                                                                      -------
TOTAL ASSETS                                                          $24,351
                                                                      =======

LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $ 948
Cash overdraft                                                            217
                                                                      -------
TOTAL LIABILITIES                                                       1,165
                                                                      -------

Net assets, applicable to 30,943 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                               177,972
   Net unrealized appreciation (depreciation)                        (153,621)
   Distributable funds (deficit)                                         (599)
   Less organization costs                                               (566)
                                                                      -------
                                                                       23,186
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                      $24,351
                                                                      =======

Net asset value per unit                                                $.749
                                                                      =======


See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002

  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATION SERVICES - 39%
                  ----------------------
      224(2)      AT&T Corp.                                            $3,481
       72(2)      AT&T Wireless Services, Inc.                             726
       72         Level 3 Communications, Inc.                             217
      166         Qwest Communications International Inc.                1,444
      160         Time Warner Telecom Inc.                                 912
        9(3)      WorldCom, Inc. - MCI Group                                62
      219(3)      WorldCom, Inc. - WorldCom Group                        1,647

                  COMMUNICATION EQUIPMENT - 24%
                  -----------------------
      371         ADC Telecommunications, Inc.                           1,336
       24         Avaya Inc.                                               128
      140         Lucent Technologies Inc.                                 783
      174(4)      Nortel Networks Corporation                              882
      211         Tellabs, Inc.                                          2,165

                  FIBER OPTICS - 33%
                  ------------
      202         C-COR.net Corp                                         2,879
      104         CIENA Corporation                                        807
      160         Corning Incorporated                                   1,077
       72         Digital Lightwave, Inc.                                  348
       95         Harmonic Inc.                                          1,011
      222         JDS Uniphase                                           1,077

                  NETWORKING PRODUCTS - 16%
                  -------------------
      159         Cisco Systems, Inc.                                    2,269
       80         Juniper Networks, Inc.                                   746
       55         Redback Networks Inc.                                    170
       53         Sycamore Networks, Inc.                                  184
                                                                       -------

                  Total investments (total cost $177,972) - 112%       $24,351
                                                                       =======

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(3) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  March 7, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                  February 28,    February 28,
                                                      2002            2001

Dividend income (net of foreign taxes withheld
   of $2 in 2002)                                    $147             $626

Expenses:
   Trustee and other service fees                    (962)          (1,669)
   Evaluator's fees                                  (134)            (355)
   Supervisory fees                                  (179)            (404)
   Administrative fees                                (36)            (205)
   Sponsor retention                               (3,160)          (3,945)
   Tax reporting fee                               (1,083)               -
   Other expenses                                    (496)               -
                                                ---------------------------
   Total expenses                                  (6,050)          (6,578)
                                                ---------------------------
     Investment income (loss) - net                (5,903)          (5,952)

Net gain (loss) on investments:
   Net realized gain (loss)                      (282,813)         (95,591)
   Change in net unrealized appreciation
     (depreciation)                               163,075         (316,696)
                                                ---------------------------
                                                 (119,738)        (412,287)
                                                ---------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(125,641)       $(418,239)
                                                ===========================


See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Period from
                                                                       March 7, 2000
                                                     Year ended      (Initial Date of
                                                     February 28,       Deposit) to
                                                        2002        February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $(5,903)            $(5,952)
   Net realized gain (loss) on investments          (282,813)            (95,591)
   Change in net unrealized appreciation
     (depreciation) on investments                   163,075            (316,696)
                                                    ----------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (125,641)           (418,239)
                                                    ----------------------------

Units issued                                               -           1,052,999
   Organization costs                                   (151)                  -
                                                    ----------------------------
     Total                                              (151)          1,052,999
                                                    ----------------------------

Unit redemptions                                     (48,127)           (587,570)

Distributions to unit holders:
   Investment income - net                                 -                   -
   Principal from investment transactions                  -                   -
                                                    ----------------------------
     Total distributions                                   -                   -
                                                    ----------------------------
Total increase (decrease) in net assets             (173,919)             47,190

Net assets:
   Beginning of the period                           197,105             149,915
                                                    ----------------------------
   End of the period                                 $23,186            $197,105
                                                    ============================

Distributable funds (deficit) at end of the period     $(599)           $(13,137)
                                                    ============================
Trust units:
   Beginning of the period                            60,177              14,999
   Issued                                                  -              96,178
   Redemptions                                       (29,234)            (51,000)
                                                    ----------------------------
   End of the period                                  30,943              60,177
                                                    ============================


See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

The Fiber Optics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in fiber optics and related industries.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $566 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                           ($153,683)
               Unrealized appreciation                                  62
                                                                 ---------
                                                                 ($153,621)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                  March 7, 2000
                                                               (Initial Date of
                                                 Year ended       Deposit) to
                                                February 28,     February 28,
                                                    2002             2001

Dividend Income                                    $.003            $.007
Expenses                                           (.138)           (.078)
                                                  -----------------------
     Investment income (loss) - net                (.135)           (.071)

Distributions to unit holders:
   Investment income - net                            -                -
   Principal from investment transactions             -                -

Net gain (loss) on investments                    (2.391)          (6.649)
                                                  -----------------------
     Total increase (decrease) in net assets      (2.526)          (6.720)

Net assets:
   Beginning of the period                         3.275            9.995
                                                  -----------------------

   End of the period                               $.749           $3.275
                                                  =======================

Total return                                     (77.13)%
Ratio of total expenses to average net assets      6.88%
Ratio of net investment income (loss) to
   average net assets                             (6.72)%

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                First Trust Portfolios L.P. (formerly,
                                     Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

             TRUSTEE:                JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

             LEGAL COUNSEL           Chapman and Cutler
             TO SPONSOR:             111 West Monroe Street
                                     Chicago, Illinois  60603

             LEGAL COUNSEL           Carter, Ledyard & Milburn
             TO TRUSTEE:             2 Wall Street
                                     New York, New York  10005

             INDEPENDENT             Deloitte & Touche LLP
             AUDITORS:               180 North Stetson Avenue
                                     Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
                                  64,255 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 383, Genomics & Proteomics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. At May 16, 2002, each Unit represented a 1/64,255 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $3.289 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                         64,255
Fractional Undivided Interest in the Trust per Unit                   1/64,255
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $214,660
   Aggregate Value of Securities per Unit                               $3.341
   Income and Principal cash (overdraft) in the Portfolio             $(3,350)
   Income and Principal cash (overdraft) per Unit                      $(.052)
   Public Offering Price per Unit                                       $3.289
Redemption Price and Sponsor Repurchase Price Per Unit                  $3.289

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually. Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00015085 per Unit, or approximately $.055 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Genomics & Proteomics FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Genomics & Proteomics FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Genomics & Proteomics FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $471,000)                           $282,752
Cash                                                                      175
                                                                     --------
TOTAL ASSETS                                                         $282,927
                                                                     ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $2,718
Unit redemptions payable                                                  481
Payable for investments purchased                                       3,865
Liability for organization costs                                          194
                                                                     --------
TOTAL LIABILITIES                                                       7,258
                                                                     --------

Net assets, applicable to 69,457 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                               471,000
   Net unrealized appreciation (depreciation)                        (188,248)
   Distributable funds (deficit)                                       (6,172)
   Less organization costs                                               (911)
                                                                     --------
                                                                      275,669
                                                                     --------

TOTAL LIABILITIES AND NET ASSETS                                     $282,927
                                                                     ========

Net asset value per unit                                               $3.969
                                                                     ========


See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

     271          Abgenix, Inc.                                        $4,892
     152          Affymetrix, Inc.                                      3,739
     343          Amgen, Inc.                                          19,887
     192          Biogen, Inc.                                         10,205
      99          Celera Genomics Group                                 2,000
     344          Chiron Corporation                                   14,936
     218          CuraGen Corporation                                   3,625
     285          Emisphere Technologies, Inc.                          4,429
     318          Enzon, Inc.                                          13,960
     183          Gene Logic Inc.                                       2,959
     214          Genentech, Inc.                                      10,101
     382          Genome Therapeutics Corp.                             1,967
     746(2)       Genzyme Corporation (General Division)               33,107
     541          Gilead Sciences, Inc.                                38,119
     219          Human Genome Sciences, Inc.                           4,494
     275          Hyseq, Inc.                                           1,471
     398          IDEC Pharmaceuticals Corporation                     25,002
     288          Immunex Corporation                                   8,277
     209          Incyte Pharmaceuticals, Inc.                          2,297
     320          Lynx Therapeutics, Inc.                                 848
     252          Medarex, Inc.                                         3,813
     308          MedImmune, Inc.                                      12,699
     828(3)       Millennium Pharmaceuticals, Inc.                     15,550
     286          Myraid Genetics, Inc.                                 9,367
     306          Nanogen, Inc.                                         1,267
     501          Neurocrine Biosciences, Inc.                         17,780
     288(2)       Protein Design Labs, Inc.                             4,571
     298          Transkaryotic Therapies, Inc.                        11,390
                                                                     --------

                  Total investments (total cost $471,000) - 103%     $282,752
                                                                     ========

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"). Each shareholder of COR received .9873 shares of Millennium for each share of COR held.


See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  March 7, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income                                   $    -             $    -

Expenses:
   Trustee and other service fees                 (1,560)            (2,208)
   Sponsor retention fee                          (5,671)            (6,255)
   Evaluator's fees                                 (261)              (529)
   Supervisory fees                                 (346)              (606)
   Administrative fees                               (72)              (315)
   Tax reporting fee                              (2,500)                 -
   Other expenses                                   (936)                 -
                                                ---------------------------
   Total expenses                                (11,346)            (9,913)
                                                ---------------------------
     Investment income (loss) - net              (11,346)            (9,913)

Net gain (loss) on investments:
   Net realized gain (loss)                      (88,407)          (144,575)
   Change in net unrealized appreciation
     (depreciation)                               38,733           (226,981)
                                                ---------------------------
                                                 (49,674)          (371,556)
                                                ---------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(61,020)         $(381,469)
                                                ============================


See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Period from
                                                                        March 7, 2000
                                                     Year ended       (Initial Date of
                                                     February 28,        Deposit) to
                                                        2002         February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                   $(11,346)             $(9,913)
   Net realized gain (loss) on investments           (88,407)            (144,575)
   Change in net unrealized appreciation
     (depreciation) on investments                    38,733             (226,981)
                                                    -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (61,020)            (381,469)
                                                    -----------------------------

Units issued                                           3,470            1,359,468
   Organization costs                                   (444)                (389)
                                                    -----------------------------
     Total                                             3,026            1,359,079
                                                    -----------------------------

Unit redemptions                                    (160,715)            (628,704)

Distributions to unit holders:
   Investment income - net                                 -                    -
   Principal from investment transactions             (4,425)                   -
                                                    -----------------------------
     Total distributions                              (4,425)                   -
                                                    -----------------------------
Total increase (decrease) in net assets             (223,134)             348,906

Net assets:
   Beginning of the period                           498,803              149,897
                                                    -----------------------------
   End of the period                                $275,669             $498,803
                                                    =============================

Distributable funds (deficit) at end of the period   $(6,172)            $(17,586)
                                                    =============================
Trust units:
   Beginning of the period                           101,805               14,997
   Issued                                                864              160,143
   Redemptions                                       (33,212)             (73,335)
                                                    -----------------------------
   End of the period                                  69,457              101,805
                                                    =============================


See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 383, Genomics & Proteomics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor Retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $911, of which, $717 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                           ($226,069)
               Unrealized appreciation                              37,821
                                                                 ---------
                                                                 ($188,248)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                  Period from
                                                                  March 7, 2000
                                                               (Initial Date of
                                                 Year ended       Deposit) to
                                                February 28,     February 28,
                                                    2002             2001

Dividend Income                                    $  -            $   -
Expenses                                           (.132)           (.072)
                                                  -----------------------
     Investment income (loss) - net                (.132)           (.072)

Distributions to unit holders:
   Investment income - net                            -                -
   Principal from investment transactions          (.064)              -

Net gain (loss) on investments                     (.735)          (5.023)
                                                  -----------------------
     Total increase (decrease) in net assets       (.931)          (5.095)

Net assets:
   Beginning of the period                         4.900            9.995
                                                  -----------------------

   End of the period                              $3.969           $4.900
                                                  =======================

Total return                                     (17.69)%
Ratio of total expenses to average net assets      2.98%
Ratio of net investment income (loss) to
   average net assets                             (2.98)%

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                First Trust Portfolios L.P. (formerly,
                                     Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

             TRUSTEE:                JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

             LEGAL COUNSEL           Chapman and Cutler
             TO SPONSOR:             111 West Monroe Street
                                     Chicago, Illinois  60603

             LEGAL COUNSEL           Carter, Ledyard & Milburn
             TO TRUSTEE:             2 Wall Street
                                     New York, New York  10005

             INDEPENDENT             Deloitte & Touche LLP
             AUDITORS:               180 North Stetson Avenue
                                     Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
                                  35,722 UNITS


PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 383, Global Technology FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. At May 16, 2002, each Unit represented a 1/35,722 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $3.418 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                         35,722
Fractional Undivided Interest in the Trust per Unit                   1/35,722
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $121,421
   Aggregate Value of Securities per Unit                               $3.399
   Income and Principal cash (overdraft) in the Portfolio                 $658
   Income and Principal cash (overdraft) per Unit                        $.018
   Public Offering Price per Unit                                       $3.418
Redemption Price and Sponsor Repurchase Price Per Unit                  $3.418

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00015085 per Unit, or approximately $.055 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Global Technology FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Global Technology FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Global Technology FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $325,643)                           $124,882
Dividends receivable                                                       46
Receivable from Trustee                                                 2,532
                                                                     --------
TOTAL ASSETS                                                         $127,460
                                                                     ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $2,432
Cash overdraft                                                            378
                                                                     --------
TOTAL LIABILITIES                                                       2,810
                                                                     --------

Net assets, applicable to 36,976 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                               325,643
   Net unrealized appreciation (depreciation)                        (200,761)
   Distributable funds (deficit)                                          152
   Less organization costs                                               (384)
                                                                     --------
                                                                      124,650
                                                                     --------

TOTAL LIABILITIES AND NET ASSETS                                     $127,460
                                                                     ========

Net asset value per unit                                               $3.371
                                                                     ========


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATIONS EQUIPMENT - 13%
                  -------------------------
       23         Avaya Inc.                                              $123
      180         Cisco Systems, Inc.                                    2,569
      498         L.M. Ericsson AB (ADR)                                 2,102
       94         JDS Uniphase Corporation                                 456
      181         Lucent Technologies Inc.                               1,012
      201         Nokia Oy (ADR)                                         4,175
      200(2)      Nortel Networks Corporation                            1,014
       83         QUALCOMM Incorporated                                  2,760
      226         Tellabs, Inc.                                          2,319

                  COMPUTERS & PERIPHERALS - 23%
                  -----------------------
       28         Agilent Technologies, Inc.                               872
      240         Dell Computer Corporation                              5,926
      205         EMC Corporation                                        2,235
      155         Hewlett-Packard Company                                3,119
      108         International Business Machines Corporation           10,597
        8         McDATA Corporation                                       126
      351         Solectron Corporation                                  2,903
      248         Sun Microsystems, Inc.                                 2,110

                  COMPUTER SOFTWARE & SERVICES - 20%
                  ----------------------------
      236         BMC Software, Inc.                                     3,788
      139(2)      Check Point Software Technologies Ltd.                 3,881
      119         Microsoft Corporation                                  6,942
      312         Oracle Corporation                                     5,185
      144         SAP AG (ADR)                                           4,920

                  ELECTRONICS - 15%
                  -----------
      283         Canon Inc. (ADR)                                       9,803
       60         Kyocera Corporation (ADR)                              3,570
      220(2)      Koninklijke (Royal) Philips Electronics N.V.           5,711

                  SEMICONDUCTOR EQUIPMENT - 14%
                  -----------------------
      235(2)      ASM Lithography Holding N.V.                           4,782
      118         Applied Materials, Inc.                                5,129
      175         Novellus Systems, Inc.                                 7,453

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  SEMICONDUCTORS - 15%
                  --------------
      240         Altera Corporation                                    $4,577
      197         Intel Corporation                                      5,624
       53         PMC-Sierra, Inc.                                         774
      166(2)      STMicroelectronics NV                                  4,890
      117         Texas Instruments, Inc.                                3,435
                                                                       -------

                  Total investments (total cost $325,643) - 100%      $124,882
                                                                      ========

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002




(1)   Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 7, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                  February 28,    February 28,
                                                      2002            2001

Dividend income (net of foreign taxes withheld
   of $59 in 2002)                                   $446           $1,191

Expenses:
   Trustee and other service fees                    (871)            (935)
   Evaluator's fees                                  (118)            (197)
   Supervisory fees                                  (151)            (231)
   Administrative fees                                (30)            (125)
   Sponsor retention fee                           (2,870)          (2,532)
   Tax reporting fee                               (2,500)               -
   Other expenses                                    (480)               -
                                                 --------------------------
   Total expenses                                  (7,020)          (4,020)
                                                 --------------------------
     Investment income (loss) - net                (6,574)          (2,829)

Net gain (loss) on investments:
   Net realized gain (loss)                       (88,835)         (22,508)
   Change in net unrealized appreciation
     (depreciation)                                23,592         (224,353)
                                                 --------------------------
                                                  (65,243)        (246,861)
                                                 --------------------------

Net increase (decrease) in net assets
   resulting from operations                     $(71,817)       $(249,690)
                                                 ==========================


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Period from
                                                                       March 7, 2000
                                                     Year ended      (Initial Date of
                                                     February 28,       Deposit) to
                                                        2002        February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $(6,574)            $(2,829)
   Net realized gain (loss) on investments           (88,835)            (22,508)
   Change in net unrealized appreciation
     (depreciation) on investments                    23,592            (224,353)
                                                    ----------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (71,817)           (249,690)
                                                    ----------------------------

Units issued                                               -             607,295
   Deferred sales charge                                   -                   -
   Organization costs                                    (29)               (277)
                                                    ----------------------------
     Total                                               (29)            607,018
                                                    ----------------------------

Unit redemptions                                     (58,294)           (252,530)

Distributions to unit holders:
   Investment income - net                                 -                   -
   Principal from investment transactions                  -                   -
                                                    ----------------------------
     Total distributions                                   -                   -
                                                    ----------------------------
Total increase (decrease) in net assets             (130,140)            104,798

Net assets:
   Beginning of the period                           254,790             149,992
                                                    ----------------------------
   End of the period                                $124,650            $254,790
                                                    ============================

Distributable funds (deficit) at end of the period      $152            $(15,021)
                                                    ============================
Trust units:
   Beginning of the period                            50,943              15,007
   Issued                                                  -              73,335
   Redemptions                                       (13,967)            (37,399)
                                                    ----------------------------
   End of the period                                  36,976              50,943
                                                    ============================


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS




1.   Organization

FT 383, Global Technology FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $384, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                           $(200,761)
               Unrealized appreciation                                   -
                                                                 ---------
                                                                 $(200,761)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                Period from
                                                                 March 7, 2000
                                                              (Initial Date of
                                                Year ended       Deposit) to
                                               February 28,     February 28,
                                                   2002             2001

Dividend Income                                   $.010            $.021
Expenses                                          (.161)           (.070)
                                                 -----------------------
     Investment income (loss) - net               (.151)           (.049)

Distributions to unit holders:
   Investment income - net                           -                -
   Principal from investment transactions            -                -

Net gain (loss) on investments                   (1.479)          (4.945)
                                                 -----------------------
     Total increase (decrease) in net assets     (1.630)          (4.994)

Net assets:
   Beginning of the period                        5.001            9.995
                                                 -----------------------

   End of the period                             $3.371           $5.001
                                                 =======================

Total return                                    (32.59)%
Ratio of total expenses to average net assets     3.85%
Ratio of net investment income (loss) to
   average net assets                            (3.60)%

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


           SPONSOR:                First Trust Portfolios L.P. (formerly,
                                   Nike Securities L.P.)
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

           TRUSTEE:                JPMorgan Chase Bank
                                   4 Chase MetroTech Center, 3rd Floor
                                   Brooklyn, New York  11245

           LEGAL COUNSEL           Chapman and Cutler
           TO SPONSOR:             111 West Monroe Street
                                   Chicago, Illinois  60603

           LEGAL COUNSEL           Carter, Ledyard & Milburn
           TO TRUSTEE:             2 Wall Street
                                   New York, New York  10005

           INDEPENDENT             Deloitte & Touche LLP
           AUDITORS:               180 North Stetson Avenue
                                   Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
                                   9,112 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 383, Software Innovations 2000 FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management. At May 16, 2002, each Unit represented a 1/9,112 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $2.094 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                          9,112
Fractional Undivided Interest in the Trust per Unit                    1/9,112
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                      $20,360
   Aggregate Value of Securities per Unit                               $2.234
   Income and Principal cash (overdraft) in the Portfolio             $(1,277)
   Income and Principal cash (overdraft) per Unit                      $(.140)
   Public Offering Price per Unit                                       $2.094
Redemption Price and Sponsor Repurchase Price Per Unit                  $2.094

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00015085 per Unit, or approximately $.055 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Software Innovations 2000 FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Software Innovations 2000 FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Software Innovations 2000 FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $99,642)                             $36,505
Receivable from Sponsor                                                    53
                                                                      -------
TOTAL ASSETS                                                          $36,558
                                                                      =======

LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $ 718
Cash overdraft                                                          8,496
                                                                      -------
TOTAL LIABILITIES                                                       9,214
                                                                      -------

Net assets, applicable to 10,764 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                                99,642
   Net unrealized appreciation (depreciation)                         (63,137)
   Distributable funds (deficit)                                       (8,814)
   Less organization costs                                               (347)
                                                                      -------
                                                                       27,344
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                      $36,558
                                                                      =======

Net asset value per unit                                               $2.540
                                                                      =======


See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  APPLICATION SOFTWARE - 51%
                  --------------------
      112         Adobe Systems Incorporated                            $4,075
       58         Amdocs Limited                                         1,639
       41         Comverse Technology, Inc.                                642
       52         Microsoft Corporation                                  3,034
       43         Openwave Systems (formerly, Phone.com, Inc.)             240
      119         Paychex, Inc.                                          4,397
       87         RealNetworks, Inc.                                       474

                  COMPUTER DATA SECURITY SOFTWARE - 9%
                  -------------------------------
       69(2)      Check Point Software Technologies Ltd.                 1,926
       23         VeriSign, Inc.                                           546

                  e-BUSINESS SOFTWARE - 13%
                  -------------------
       57         Ariba, Inc.                                              253
       75         BEA Systems, Inc.                                        953
       99         BroadVision, Inc.                                        189
       66         Commerce One, Inc.                                       111
       42         FreeMarkets, Inc.                                        816
       79         Peregrine Systems, Inc.                                  711

                  ENTERPRISE SOFTWARE - 60%
                  -------------------
      100         BMC Software, Inc.                                     1,605
       47         Citrix Systems, Inc.                                     713
      152(2)      Cognos, Inc.                                           3,874
      223         Compuware Corporation                                  2,544
       69         i2 Technologies, Inc.                                    376
      135         Oracle Corporation                                     2,244
       61         SAP AG (ADR)                                           2,084
       68         Siebel Systems, Inc.                                   1,888
       33         VERITAS Software Corporation                           1,171
                                                                        ------

                  Total investments (total cost $99,642) - 133%        $36,505
                                                                       =======

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)   Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 7, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income (net of foreign taxes withheld
   of $3 in 2002)                                    $73              $151

Expenses:
   Trustee and other service fees                   (579)           (1,026)
   Evaluator's fees                                  (56)             (202)
   Supervisory fees                                  (88)             (205)
   Administrative fees                               (16)             (113)
   Sponsor retention fee                          (1,153)           (1,502)
   Tax reporting fee                              (1,083)                -
   Other expenses                                   (224)                -
                                                --------------------------
   Total expenses                                 (3,199)           (3,048)
                                                --------------------------
     Investment income (loss) - net               (3,126)           (2,897)

Net gain (loss) on investments:
   Net realized gain (loss)                      (47,233)          (83,959)
   Change in net unrealized appreciation
     (depreciation)                               16,797           (79,934)
                                                --------------------------
                                                 (30,436)         (163,893)
                                                --------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(33,562)        $(166,790)
                                                ==========================


See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Period from
                                                                       March 7, 2000
                                                     Year ended      (Initial Date of
                                                     February 28,       Deposit) to
                                                        2002        February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $(3,126)            $(2,897)
   Net realized gain (loss) on investments           (47,233)            (83,959)
   Change in net unrealized appreciation
     (depreciation) on investments                    16,797             (79,934)
                                                    ----------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (33,562)           (166,790)
                                                    ----------------------------

Units issued                                               -             541,796
   Organization costs                                     53                (322)
                                                    ----------------------------
     Total                                                53             541,474
                                                    ----------------------------

Unit redemptions                                     (48,840)           (414,767)

Distributions to unit holders:
   Investment income - net                                 -                   -
   Principal from investment transactions                  -                   -
                                                    ----------------------------
     Total distributions                                   -                   -
                                                    ----------------------------
Total increase (decrease) in net assets              (82,349)            (40,083)

Net assets:
   Beginning of the period                           109,693             149,776
                                                    ----------------------------
   End of the period                                 $27,344            $109,693
                                                    ============================
Distributable funds (deficit) at end of the period  $(8,814)             $(5,673)
                                                    ===========================
Trust units:
   Beginning of the period                            25,950              14,985
   Issued                                                  -              32,513
   Redemptions                                       (15,186)            (21,548)
                                                    ----------------------------
   End of the period                                  10,764              25,950
                                                    ============================


See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 383, Software Innovations 2000 FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $400, have been paid. During 2002, it was determined that $53 should be reimbursed to the Trust by the Sponsor and such amount is included in Receivable from Sponsor.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                            $(63,541)
               Unrealized appreciation                                 404
                                                                  --------
                                                                  $(63,137)
                                                                  ========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                 Period from
                                                                March 7, 2000
                                                              (Initial Date of
                                                Year ended       Deposit) to
                                               February 28,     February 28,
                                                   2002             2001

Dividend Income                                   $.005            $.004
Expenses                                          (.200)           (.089)
                                                ------------------------
     Investment income (loss) - net               (.195)           (.085)

Distributions to unit holders:
   Investment income - net                           -                -
   Principal from investment transactions            -                -

Net gain (loss) on investments                   (1.492)          (5.683)
                                                ------------------------
     Total increase (decrease) in net assets     (1.687)          (5.768)

Net assets:
   Beginning of the period                        4.227            9.995
                                                ------------------------

   End of the period                             $2.540           $4.227
                                                ========================

Total return                                    (39.91)%
Ratio of total expenses to average net assets     5.91%
Ratio of net investment income (loss) to
   average net assets                            (5.78)%

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                First Trust Portfolios L.P. (formerly,
                                    Nike Securities L.P.)
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

            TRUSTEE:                JPMorgan Chase Bank
                                    4 Chase MetroTech Center, 3rd Floor
                                    Brooklyn, New York  11245

            LEGAL COUNSEL           Chapman and Cutler
            TO SPONSOR:             111 West Monroe Street
                                    Chicago, Illinois  60603

            LEGAL COUNSEL           Carter, Ledyard & Milburn
            TO TRUSTEE:             2 Wall Street
                                    New York, New York  10005

            INDEPENDENT             Deloitte & Touche LLP
            AUDITORS:               180 North Stetson Avenue
                                    Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
                                  28,108 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 383, World Wide Wireless FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communication. At May 16, 2002, each Unit represented a 1/28,108 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $2.088 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                         28,108
Fractional Undivided Interest in the Trust per Unit                   1/28,108
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                      $59,691
   Aggregate Value of Securities per Unit                               $2.124
   Income and Principal cash (overdraft) in the Portfolio             $(1,017)
   Income and Principal cash (overdraft) per Unit                      $(.036)
   Public Offering Price per Unit                                       $2.088
Redemption Price and Sponsor Repurchase Price Per Unit                  $2.088

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00015085 per Unit, or approximately $.055 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
World Wide Wireless FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, World Wide Wireless FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, World Wide Wireless FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $232,056)                            $64,369
Dividends receivable                                                       95
Receivable from Trustee                                                 4,263
                                                                      -------
TOTAL ASSETS                                                          $68,727
                                                                      =======

LIABILITIES AND NET ASSETS
Accrued liabilities                                                    $2,391
Cash overdraft                                                          1,997
                                                                      -------
TOTAL LIABILITIES                                                       4,388
                                                                      -------

Net assets, applicable to 28,108 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                               232,056
   Net unrealized appreciation (depreciation)                        (167,687)
   Distributable funds (deficit)                                          620
   Less organization costs                                               (650)
                                                                      -------
                                                                       64,339
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                      $68,727
                                                                     ========

Net asset value per unit                                               $2.289
                                                                     ========


See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATIONS SERVICES (DOMESTIC) - 28%
                  ----------------------------------
      161(4)      AT&T Corp                                             $2,502
       53(4)      AT&T Wireless Services, Inc.                             535
      153         Nextel Communications, Inc. (Class A)                    763
       82         OpenWave Systems, Inc.                                   458
      160         Sprint Corp. (PCS Group)                               1,480
      125         United States Cellular Corporation                     4,850
      162         Verizon Communications, Inc.                           7,582

                  COMMUNICATIONS SERVICES (INTERNATIONAL) - 37%
                  ---------------------------------------
      137         Cable & Wireless Plc (ADR)                             1,281
      177         China Mobile (Hong Kong) Limited (ADR)                 2,552
       96         Deutsche Telekom AG (ADR)                              1,353
      132(2)      Millicom International Cellular S.A.                     824
       47         NTT Mobile Communications Network, Inc. (ADR)          2,441
      185         SK Telecom Co. Ltd. (ADR)                              4,061
      145         Sonera Oy (ADR)                                          655
       52         Telecom Italia SpA (ADR)                               4,269
       96(3)      Telefonica S.A. (ADR)                                  3,369
      145         Vodafone Group Plc (ADR)                               2,755

                  COMMUNICATIONS EQUIPMENT - 35%
                  ------------------------
       11         Avaya Inc.                                                59
       84         Comverse Technology, Inc.                              1,315
      112         Conexant Systems, Inc.                                 1,147
      356         LM Ericsson AB (ADR)                                   1,502
       92         Harmonic Inc.                                            979
      220         Kopin Corporation                                      1,610
      154         Lucent Technologies Inc.                                 861
      155         Motorola, Inc.                                         2,015
      148         Nokia Oy (ADR)                                         3,074
      171(2)      Nortel Networks Corporation                              867
      173         Powerwave Technologies, Inc.                           2,254
       68         QUALCOMM Incorporated                                  2,261
      114         RF Micro Devices, Inc.                                 1,783
       64         Research in Motion Limited                             1,465
      160         TriQuint Semiconductor, Inc.                           1,447
                                                                        ------
                  Total investments (total cost $232,056) - 100%       $64,369
                                                                        ======

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(3)   The number of shares reflects the effect of a 2% stock dividend.

(4) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.


See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 7, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income (net of foreign taxes withheld
   of $253 in 2002)                               $1,554             $3,111

Expenses:
   Trustee and other service fees                 (1,164)            (1,957)
   Evaluator's fees                                 (174)              (483)
   Supervisory fees                                 (253)              (560)
   Administrative fees                               (55)              (279)
   Sponsor retention fee                          (4,129)            (4,262)
   Tax reporting fee                              (2,500)                 -
   Other expenses                                   (584)                 -
                                                ---------------------------
   Total expenses                                 (8,859)            (7,541)
                                                ---------------------------
     Investment income (loss) - net               (7,305)            (4,430)

Net gain (loss) on investments:
   Net realized gain (loss)                     (282,928)          (116,459)
   Change in net unrealized appreciation
     (depreciation)                              199,912           (367,599)
                                                ---------------------------
                                                 (83,016)          (484,058)
                                                ---------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(90,321)         $(488,488)
                                                ===========================


See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Period from
                                                                       March 7, 2000
                                                    Year ended      (Initial Date of
                                                    February 28,       Deposit) to
                                                        2002        February 28, 2001

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                         $(7,305)       $(4,430)
   Net realized gain (loss) on investments               (282,928)      (116,459)
   Change in net unrealized appreciation
     (depreciation) on investments                        199,912       (367,599)
                                                       -------------------------
   Net increase (decrease) in net assets
     resulting from operations                            (90,321)      (488,488)
                                                       -------------------------

Units issued                                                    -      1,643,206
   Organization costs                                        (210)          (362)
                                                       -------------------------
     Total                                                   (210)     1,642,844
                                                       -------------------------

Unit redemptions                                         (148,475)    (1,001,037)

Distributions to unit holders:
   Investment income - net                                      -              -
   Principal from investment transactions                       -              -
                                                       -------------------------
     Total distributions                                        -              -
                                                       -------------------------
Total increase (decrease) in net assets                  (239,006)       153,319

Net assets:
   Beginning of the period                                303,345        150,026
                                                       -------------------------
   End of the period                                      $64,339       $303,345
                                                        ========================
Distributable funds (deficit) at end of the period           $620       $(17,298)
                                                        ========================
Trust units:
   Beginning of the period                                 80,688         15,010
   Issued                                                       -        184,540
   Redemptions                                            (52,580)      (118,862)
                                                       -------------------------
   End of the period                                       28,108         80,688
                                                        ========================


See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 383, World Wide Wireless FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communication.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $650 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                           $(167,687)
               Unrealized appreciation                                   -
                                                                 ---------
                                                                 $(167,687)
                                                                 =========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  March 7, 2000
                                                               (Initial Date of
                                                 Year ended       Deposit) to
                                                February 28,     February 28,
                                                    2002             2001

Dividend Income                                    $.025            $.033
Expenses                                           (.142)           (.080)
                                                  -----------------------
     Investment income (loss) - net                (.117)           (.047)

Distributions to unit holders:
   Investment income - net                            -                -
   Principal from investment transactions             -                -

Net gain (loss) on investments                    (1.353)          (6.189)
                                                  -----------------------
     Total increase (decrease) in net assets      (1.470)          (6.236)

Net assets:
   Beginning of the period                         3.759            9.995
                                                  -----------------------

   End of the period                              $2.289           $3.759
                                                  =======================

Total return                                     (39.11)%
Ratio of total expenses to average net assets      4.70%
Ratio of net investment income (loss) to
   average net assets                             (3.87)%

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


           SPONSOR:                First Trust Portfolios L.P. (formerly,
                                   Nike Securities L.P.)
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

           TRUSTEE:                JPMorgan Chase Bank
                                   4 Chase MetroTech Center, 3rd Floor
                                   Brooklyn, New York  11245

           LEGAL COUNSEL           Chapman and Cutler
           TO SPONSOR:             111 West Monroe Street
                                   Chicago, Illinois  60603

           LEGAL COUNSEL           Carter, Ledyard & Milburn
           TO TRUSTEE:             2 Wall Street
                                   New York, New York  10005

           INDEPENDENT             Deloitte & Touche LLP
           AUDITORS:               180 North Stetson Avenue
                                   Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                          FLEXPORTFOLIO SERIES
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated June 28, 2002                                              AND PART THREE

The FT Series, FlexPortfolio Series is a unit investment trust (the "FlexPortfolio Series"). The FlexPortfolio Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FlexPortfolio Series. Each series of the FlexPortfolio Series consists of one or more portfolios ("Trust(s)") which invest in common stock (the "Securities"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          4
Distribution of Units                                    5
The Sponsor's Profits                                    5
The Secondary Market                                     5
How We Purchase Units                                    5
Expenses and Charges                                     5
Tax Status                                               6
Rights of Unit Holders                                   8
Income and Capital Distributions                         8
Redeeming Your Units                                     9
Removing Securities from a Trust                        10
Amending or Terminating the Indenture                   10
Information on the Sponsor, Trustee and Evaluator       11
Other Information                                       12

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two propectus relates.

Units of the Trusts can only be purchased through registered broker/dealers who charge periodic fees as part of an alternative account relationship for providing services, including financial planning, investment advisory or asset management, or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed; or by employees, officers and directors (or their immediate family members) of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us. You may switch from one FlexPortfolio to any other FlexPortfolio series which is currently in the primary market on any business day at no additional cost. However, your broker/dealer or the Sponsor may at any time, without prior notice, place limits on the number of exchanges you can make.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), as Sponsor, JPMorgan Chase Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trust" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in a Trust. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts invest in common stocks of U.S. and, for certain Trusts, foreign companies. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain Trusts may be issued by companies with market capitalizations of less than $1.5 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts.

In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by these issuers, may negatively impact the share prices of these Securities. We cannot predict what impact any pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain Trusts may be issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The accrued Sponsor retention (which is entirely deferred).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sponsor Retention.

The maximum Sponsor retention you will pay is entirely deferred as listed in Part One of this prospectus.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indices, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                   The Sponsor's Profits

We will receive the Sponsor retention per Unit for each Trust as stated in Part Three "Public Offering." In maintaining a market for Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating such Trusts' registration statements. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, will be compensated for providing bookkeeping and other administrative services to the Trusts and, as Sponsor, we will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also chargeable to such Trusts. In addition, First Trust Advisors L.P. acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such service in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses, and the fees described above, the Trusts may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on a Trust. Since dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of a Trust. If there is not enough cash in the Income or Capital Accounts of a Trust, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. So long as we are making a secondary market for Units, we will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Trust Status.

The Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Security when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced for amounts used to pay the Trust expenses.

Your Tax Basis and Income or Loss Upon Disposition.

If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a Trust asset or fractional share of a Security held by such Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust asset or fractional share.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Payments on some of the Securities that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

Distributions by a Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by a Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

Under the existing income tax laws of the State and City of New York, the Trusts will not be taxed as corporations, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. All Units will be held in uncertificated form.

The Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units, the Trustee will send you:

- A written initial transaction statement containing a description of your Trust;

- The number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

You may transfer or redeem your Units by submitting a written request, together with a signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units. You may be required to pay a nominal fee to the Trustee, including any government charge that may be imposed, for each transfer or redemption.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on Securities to the Income Account of a Trust. All other receipts, such as return of capital, are credited to the Capital Account of a Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions, pay the Sponsor retention or pay expenses, on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the Sponsor retention. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You will have to pay any remaining Sponsor retention payments not yet accrued on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by delivering a request for redemption to the Trustee. The redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership." No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your redemption request (if such day is a day the NYSE is open for trading). However, if your redemption request is received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

The Trustee may sell Securities of a Trust to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time. As a result, your broker/dealer or the Sponsor may at any time place limits on the number of exchanges between FlexPortfolios you can make with or without prior notice. However, any limitation on your right to exchange between FlexPortfolios will have no effect on your right to redeem Units.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of Units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute the Trusts' portfolio transactions, or when acting as agent for the Trusts in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date. A Trust may be terminated earlier:

- Upon the consent of 100% of the Unit holders;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders holders which will specify how you should tender your Units. If a Trust is terminated due to this last reason, we will refund your entire Sponsor retention; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result only in the waiver of any remaining unaccrued Sponsor retention payments at the time of termination. For various reasons, including Unit holders exchanging between FlexPortfolios, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed by your "Wrap Fee" plan) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of First Trust Portfolios L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JPMorgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trust; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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Page 15


                             First Trust(R)

                          FlexPortfolio Series
                                FT Series

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              June 28, 2002

           PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 14


                  e-Infrastructure FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  e-Infrastructure FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  e-Infrastructure FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the e-Infrastructure FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    Fiber Optics FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in telecommunications companies, these Trusts are considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communication companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Fiber Optics FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Fiber Optics FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communications                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the Fiber Optics FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


               Genomics & Proteomics FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stocks of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

               Genomics & Proteomics FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

               Genomics & Proteomics FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Genomics & Proteomics FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production,

Page 1

and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

Page 2


                 Global Technology FlexPortfolio Series

                                FT Series

PROSPECTUS                                      NOTE: THIS PART THREE PROSPECTUS
Part Three                                                 MAY ONLY BE USED WITH
Dated June 28, 2002                                        PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Global Technology FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                 Global Technology FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Global Technology
FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

             Software Innovations 2000 FlexPortfolio Series

                                FT Series

PROSPECTUS                                      NOTE: THIS PART THREE PROSPECTUS
Part Three                                                 MAY ONLY BE USED WITH
Dated June 28, 2002                                        PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

             Software Innovations 2000 FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

             Software Innovations 2000 FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Software Innovations 2000 FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                World Wide Wireless FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in telecommunications companies, these Trusts are considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communication companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                World Wide Wireless FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                World Wide Wireless FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communications                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the World Wide Wireless FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2




              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors




                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 383 E-INFRASTRUCTURE FLEXPORTFOLIO SERIES, FIBER OPTICS FLEXPORTFOLIO SERIES, GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES, GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES, SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES, and WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 28, 2002.

                              FT 383
                              E-INFRASTRUCTURE FLEXPORTFOLIO
                                SERIES
                              FIBER OPTICS FLEXPORTFOLIO
                                SERIES
                              GENOMICS & PROTEOMICS
                                FLEXPORTFOLIO SERIES
                              GLOBAL TECHNOLOGY FLEXPORTFOLIO
                                SERIES
                              SOFTWARE INNOVATIONS 2000
                                FLEXPORTFOLIO SERIES
                              WORLD WIDE WIRELESS
                                FLEXPORTFOLIO SERIES
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President



                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen               Director           )
                             of The Charger     )
                             Corporation, the   )  June 28, 2002
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Judith M. Van Kampen         Director           )
                             of The Charger     )  Robert M. Porcellino
                             Corporation, the   )  Attorney-in-Fact**
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Karla M. Van Kampen-Pierre   Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

David G. Wisen               Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )




       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios
       L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.




                               S-3
                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated June 14, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
June 26, 2002